Other Current and Non-current Liabilities	12 Months Ended
Dec. 31, 2017
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Other Current and Non-current Liabilities
17)	OTHER CURRENT AND NON-CURRENT LIABILITIES

As of December 31, 2017 and 2016, consolidated other current liabilities were as follows:

		2017	2016
Provisions[1]	Ps	12,667	11,716
Interest payable		2,496	3,425
Advances from customers		3,886	3,413
Other accounts payable and accrued expenses[2]		5,238	3,976

	Ps	24,287	22,530

1	Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
2	In 2017, includes an account payable in Colombian pesos equivalent to Ps491 (US$25) to be settled on January 5, 2018 related to a penalty imposed by the Commerce and Industry Superintendence in Colombia in connection with a market investigation (note 24.2).

As of December 31, 2017 and 2016, consolidated other non-current liabilities were as follows:

		2017	2016
Asset retirement obligations[1]	Ps	7,906	8,237
Accruals for legal assessments and other responsibilities[2]		1,599	1,514
Non-current liabilities for valuation of derivative instruments		402	818
Environmental liabilities[3]		991	1,172
Other non-current liabilities and provisions[4]		4,751	5,305

	Ps	15,649	17,046

1	Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.
2	Provisions for legal claims and other responsibilities include items related to tax contingencies.
3	Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.
4	As of December 31, 2017 and 2016, includes Ps1,498 and Ps2,300, respectively, of the non-current portion of taxes payable recognized in connection with the termination of the tax consolidation regime in Mexico as described in note 19.4. As of December 31, 2017 and 2016, Ps958 and Ps936, respectively, were included within current taxes payable.

Changes in consolidated other current and non-current liabilities for the years ended December 31, 2017 and 2016, were as follows:

		2017
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2016
Balance at beginning of period	Ps	8,237	1,172	1,514	823	17,016	28,762	25,611
Business combinations		—	—	—	—	345	345	—
Additions or increase in estimates		573	21	701	214	39,545	41,054	67,684
Releases or decrease in estimates		(527)	(54)	(289)	(306)	(40,524)	(41,700)	(61,362)
Reclassifications		—	(182)	530	—	(1,462)	(1,114)	(741)
Accretion expense		(191)	—	—	—	(830)	(1,021)	(1,042)
Foreign currency translation		(186)	34	(857)	(310)	3,309	1,990	(1,388)

Balance at end of period	Ps	7,906	991	1,599	421	17,399	28,316	28,762

Out of which:
Current provisions	Ps	—	—	—	19	12,648	12,667	11,716